Stockholders' Equity and Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2016
Equity [Abstract]
Schedule of Restricted Common Stock Activity
The following is a summary of our restricted common stock activity during the six months ended June 30, 2016 and 2015:

	June 30, 2016		June 30, 2015
	Restricted Common Stock	Weighted Average Grant Date Fair Value	Restricted Common Stock	Weighted Average Grant Date Fair Value
Beginning balance	487,850	$23.13	463,050	$20.90
Granted	225,006	27.49	174,948	26.95
Vested	(195,559)	22.84	(114,529)	21.89
Forfeited	(22,167)	26.10	(19,898)	22.75
Ending Balance	495,130	$25.09	503,571	$22.63